Segment Revenue, Cost of Revenue, Operating Expenses and Operating Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Revenue	$ 331,839	$ 281,724	$ 245,122
Cost of revenue	106,374	87,831	74,114
Operating expenses	70,228	65,365	61,575
Operating income	155,237	128,528	109,433
Agents and Infra
Segment Reporting Information [Line Items]
Revenue	268,127	218,783	186,910
Cost of revenue	81,417	61,292	48,104
Operating expenses	50,345	46,677	44,344
Operating income	136,365	110,814	94,462
Devices and Consumer
Segment Reporting Information [Line Items]
Revenue	63,712	62,941	58,212
Cost of revenue	24,957	26,539	26,010
Operating expenses	19,883	18,688	17,231
Operating income	$ 18,872	$ 17,714	$ 14,971